Stock-based Compensation - Schedule of stock option activity under the Company's equity incentive plan (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning	49,157	64,357
Number of Options Granted	11,308	18,727
Number of Options Exercised	(2,130)	(424)
Number of Options Forfeited	(1,902)	(4,780)
Number of Options Cancelled		(2,403)
Number of Options Expired	(443)	(1,266)
Number of Options Outstanding, Ending	55,990	74,211
Number of Options Exercisable	32,050	39,510
Weighted–Average Exercise Price Outstanding, Beginning	$ 0.6	$ 0.42
Weighted–Average Exercise Price Granted	7.1	0.31
Weighted–Average Exercise Price Exercised	0.57	0.41
Weighted–Average Exercise Price Forfeited	1.4	0.42
Weighted–Average Exercise Price Cancelled		0.45
Weighted–Average Exercise Price Expired	0.61	0.39
Weighted–Average Exercise Price Outstanding, Ending	1.88	0.39
Weighted–Average Exercise Price Exercisable	$ 0.62	$ 0.41
Weighted- Average Remaining Contractual Life Outstanding	7 years 4 months 24 days	7 years 7 months 6 days
Weighted- Average Remaining Contractual Life Exercisable	6 years 3 months 18 days	6 years 7 months 6 days
Aggregate Intrinsic Value Outstanding	$ 553,256	$ 8,729
Aggregate Intrinsic Value Exercisable	$ 357,707	$ 4,146